UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.7%
	AUSTRIA — 1.7%
33,200	Erste Group Bank A.G.*	$1,097,862
	CANADA — 2.8%
10,500	Agnico Eagle Mines Ltd.	562,905
103,000	Cameco Corp.	977,991
130,600	Peyto Exploration & Development Corp.	329,235
		1,870,131
	FRANCE — 6.5%
10,300	Dassault Systemes S.E.	1,467,820
3,900	LVMH Moet Hennessy Louis Vuitton S.E.	1,550,011
24,700	TOTAL S.A.	1,289,111
		4,306,942
	GERMANY — 2.0%
13,800	Symrise A.G.	1,341,044
	HONG KONG — 2.1%
149,600	AIA Group Ltd.	1,413,410
	IRELAND — 2.5%
15,000	Medtronic PLC	1,629,300
	JAPAN — 16.4%
54,300	Astellas Pharma, Inc.	772,629
18,000	Hoshizaki Corp.	1,413,364
90,100	Kubota Corp.	1,362,020
57,200	Marui Group Co., Ltd.	1,207,218
115,300	Mitsubishi UFJ Financial Group, Inc.	584,791
10,400	Nidec Corp.	1,396,606
78,100	ORIX Corp.	1,163,645
30,900	Sony Corp.	1,813,848
154,400	Toray Industries, Inc.	1,145,380
		10,859,501
	KOREA (REPUBLIC OF-SOUTH) — 3.5%
70,200	Samsung Electronics Co., Ltd.	2,318,187
	NETHERLANDS — 4.2%
12,700	Heineken N.V.	1,372,569

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
27,500	Sensata Technologies Holding PLC*	$1,376,650
		2,749,219
	SPAIN — 1.2%
154,200	Banco Bilbao Vizcaya Argentaria S.A.	803,437
	SWEDEN — 2.1%
61,500	Assa Abloy A.B. - Class B	1,368,805
	SWITZERLAND — 5.8%
22,800	Alcon, Inc.*	1,329,486
13,900	Novartis A.G.	1,205,196
114,900	UBS Group A.G.*	1,304,295
		3,838,977
	UNITED KINGDOM — 2.2%
24,000	Unilever N.V.	1,442,616
	UNITED STATES — 44.7%
5,100	Adobe, Inc.*	1,408,875
8,200	Ameriprise Financial, Inc.	1,206,220
7,600	Amgen, Inc.	1,470,676
46,700	Bank of America Corp.	1,362,239
27,100	Carnival PLC	1,122,919
29,300	Coca-Cola Co.	1,595,092
12,000	Danaher Corp.	1,733,160
6,500	General Dynamics Corp.	1,187,745
31,200	Halliburton Co.	588,120
24,700	Lennar Corp. - Class A	1,379,495
772	Lennar Corp. - Class B	34,254
7,000	Martin Marietta Materials, Inc.	1,918,700
15,500	Microchip Technology, Inc.	1,440,105
17,900	Microsoft Corp.	2,488,637
17,600	Oshkosh Corp.	1,334,080
16,900	PayPal Holdings, Inc.*	1,750,671
22,000	Penske Automotive Group, Inc.	1,040,160
8,200	Pioneer Natural Resources Co.	1,031,314
12,800	PPG Industries, Inc.	1,516,928
19,687	RPM International, Inc.	1,354,662
40,600	Twitter, Inc.*	1,672,720

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
17,400	Walgreens Boots Alliance, Inc.	$962,394
		29,599,166
	Total Common Stocks
	(Cost $56,458,070)	64,638,597

Principal Amount
	SHORT-TERM INVESTMENTS — 2.1%
$1,368,402	UMB Money Market Fiduciary, 0.247%[1]	1,368,402
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,368,402)	1,368,402
	TOTAL INVESTMENTS — 99.8%
	(Cost $57,826,472)	66,006,999
	Other Assets in Excess of Liabilities — 0.2%	158,869
	TOTAL NET ASSETS — 100.0%	$66,165,868

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Japanese Yen	Societe Generale	JPY per USD	December 04, 2019	(560,000,000)	$(5,283,338)	$(5,206,194)	$77,144
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(5,283,338)	$(5,206,194)	$77,144

JPY - Japanese Yen

See accompanying Notes to Schedule of Investments.

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.0%
	AUSTRIA — 2.1%
46,800	Erste Group Bank A.G.*	$1,547,588
	CANADA — 4.6%
49,800	Brookfield Asset Management, Inc. - Class A	2,644,298
77,300	Cameco Corp.	733,968
		3,378,266
	FRANCE — 14.7%
26,400	Amundi S.A.[1]	1,841,526
14,200	Dassault Systemes S.E.	2,023,597
6,250	LVMH Moet Hennessy Louis Vuitton S.E.	2,483,992
15,600	Safran S.A.	2,456,043
39,200	TOTAL S.A.	2,045,877
		10,851,035
	GERMANY — 4.3%
15,900	BASF S.E.	1,111,181
21,400	Symrise A.G.	2,079,590
		3,190,771
	HONG KONG — 2.6%
202,200	AIA Group Ltd.	1,910,370
	IRELAND — 6.7%
13,700	Accenture PLC - Class A	2,635,195
71,200	Experian PLC	2,275,283
		4,910,478
	JAPAN — 20.6%
20,900	Hoshizaki Corp.	1,641,073
72,500	KDDI Corp.	1,894,220
94,700	Kubota Corp.	1,431,557
88,000	Marui Group Co., Ltd.	1,857,258
17,200	Nidec Corp.	2,309,771
91,300	ORIX Corp.	1,360,317
68,300	Shinsei Bank Ltd.	994,258
38,300	Sony Corp.	2,248,232
194,000	Toray Industries, Inc.	1,439,144
		15,175,830

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.6%
46,600	Samsung Electronics Co., Ltd.	$1,910,906
	NETHERLANDS — 8.0%
17,700	Akzo Nobel N.V.	1,577,856
22,900	Heineken N.V.	2,474,947
36,700	Sensata Technologies Holding PLC*	1,837,202
		5,890,005
	SINGAPORE — 2.4%
100,000	DBS Group Holdings Ltd.	1,808,711
	SPAIN — 1.5%
214,000	Banco Bilbao Vizcaya Argentaria S.A.	1,115,016
	SWEDEN — 2.1%
71,000	Assa Abloy A.B. - Class B	1,580,246
	SWITZERLAND — 6.9%
33,100	Alcon, Inc.*	1,930,087
20,800	Novartis A.G.	1,803,458
116,500	UBS Group A.G.*	1,322,458
		5,056,003
	UNITED KINGDOM — 13.7%
87,100	Close Brothers Group PLC	1,508,962
40,700	Coca-Cola European Partners PLC	2,256,815
98,500	Compass Group PLC	2,534,864
20,300	Reckitt Benckiser Group PLC	1,583,465
36,900	Unilever N.V.	2,218,022
		10,102,128
	UNITED STATES — 2.2%
38,500	Carnival PLC	1,595,291
	Total Common Stocks
	(Cost $66,224,193)	70,022,644

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.8%
$3,541,083	UMB Money Market Fiduciary, 0.247%[2]	$3,541,083
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,541,083)	3,541,083
	TOTAL INVESTMENTS — 99.8%
	(Cost $69,765,276)	73,563,727
	Other Assets in Excess of Liabilities — 0.2%	156,571
	TOTAL NET ASSETS — 100.0%	$73,720,298

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,841,526, which represents 2.5% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 22.3%
	COMMUNICATIONS — 5.4%
$138,250	CSC Holdings LLC 4.529% (US LIBOR+250 basis points), 1/25/2026[1,2,3]	$138,607
20,256	Meredith Corp. 4.794% (US LIBOR+275 basis points), 1/31/2025[1,2,3]	20,300
87,750	Sprint Communications, Inc. 4.563% (US LIBOR+250 basis points), 2/3/2024[1,2,3]	87,257
74,063	West Corp. 5.544% (US LIBOR+350 basis points), 10/10/2024[1,2,3]	65,757
		311,921
	CONSUMER DISCRETIONARY — 5.1%
85,617	Eldorado Resorts, Inc. 4.313% (US LIBOR+225 basis points), 4/17/2024[1,2,3]	85,600
130,169	Penn National Gaming, Inc. 4.294% (US LIBOR+225 basis points), 10/19/2023[1,3]	130,251
74,721	TI Group Automotive Systems LLC 4.544% (US LIBOR+250 basis points), 6/30/2022[1,2,3]	74,627
		290,478
	FINANCIALS — 4.5%
124,980	Resolute Investment Managers, Inc. 5.354% (US LIBOR+325 basis points), 4/30/2022[1,2,3]	125,487
137,889	USI, Inc. 5.104% (US LIBOR+300 basis points), 5/16/2024[1,2,3]	135,793
		261,280
	HEALTH CARE — 3.7%
74,384	Change Healthcare Holdings LLC 4.543% (US LIBOR+250 basis points), 3/1/2024[1,2,3]	74,138
135,911	Concentra, Inc. 4.540% (US LIBOR+250 basis points), 6/1/2022[1,2,3]	136,930
		211,068
	TECHNOLOGY — 3.6%
20,022	Informatica LLC 5.294% (US LIBOR+325 basis points), 8/6/2022[1,2,3]	20,126
147,733	Rackspace Hosting, Inc. 5.287% (US LIBOR+300 basis points), 11/3/2023[1,2,3]	135,960

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	TECHNOLOGY (Continued)
$49,250	Weld North Education LLC 6.360% (US LIBOR+425 basis points), 2/15/2025[1,2,3]	$49,004
		205,090
	Total Bank Loans
	(Cost $1,302,118)	1,279,837
	CORPORATE BONDS — 74.9%
	COMMUNICATIONS — 8.4%
	AMC Networks, Inc.
22,000	4.750%, 12/15/2022[2]	22,309
25,000	5.000%, 4/1/2024[2]	25,751
	AT&T, Inc.
15,000	5.250%, 3/1/2037[2]	17,654
50,000	4.850%, 3/1/2039[2]	56,692
25,000	Cablevision Systems Corp. 5.875%, 9/15/2022	26,938
25,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 2/15/2023[2]	25,406
39,000	CenturyLink, Inc. 6.450%, 6/15/2021	40,950
24,000	Discovery Communications LLC 5.300%, 5/15/2049[2]	26,521
24,000	DISH DBS Corp. 6.750%, 6/1/2021	25,255
20,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	21,550
37,000	Meredith Corp. 6.875%, 2/1/2026[2]	37,601
37,000	Outfront Media Capital LLC / Outfront Media Capital Corp. 5.875%, 3/15/2025[2]	38,156
52,000	Sprint Capital Corp. 6.875%, 11/15/2028	56,691
40,000	TEGNA, Inc. 5.125%, 7/15/2020[2]	40,050
22,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[2]	22,825
		484,349
	CONSUMER DISCRETIONARY — 13.4%
25,000	Aramark Services, Inc. 5.125%, 1/15/2024[2]	25,812
30,000	Asbury Automotive Group, Inc. 6.000%, 12/15/2024[2]	31,050

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$45,000	Boyd Gaming Corp. 6.375%, 4/1/2026[2]	$47,700
26,000	Brinker International, Inc. 3.875%, 5/15/2023	26,260
25,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[2]	25,719
29,000	Choice Hotels International, Inc. 5.750%, 7/1/2022	31,247
25,000	Eldorado Resorts, Inc. 6.000%, 4/1/2025[2]	26,375
55,000	General Motors Financial Co., Inc. 4.150%, 6/19/2023[2]	57,163
30,000	Griffon Corp. 5.250%, 3/1/2022[2]	30,225
26,000	Group 1 Automotive, Inc. 5.000%, 6/1/2022[2]	26,260
22,000	KB Home 7.625%, 5/15/2023[2]	24,915
25,000	Lennar Corp. 4.750%, 4/1/2021[2]	25,531
30,000	Levi Strauss & Co. 5.000%, 5/1/2025[2]	31,157
38,000	Meritage Homes Corp. 6.000%, 6/1/2025[2]	41,990
35,000	National CineMedia LLC 6.000%, 4/15/2022[2]	35,394
26,000	Penske Automotive Group, Inc. 3.750%, 8/15/2020	26,099
50,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	51,000
50,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	51,250
41,000	Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/1/2023[2]	41,410
26,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[2]	26,325
38,000	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	38,665
25,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	26,625
25,000	United Airlines Holdings, Inc. 6.000%, 12/1/2020	25,945
		774,117

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES — 4.1%
$39,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC 5.750%, 3/15/2025[2]	$40,106
89,000	Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/2025[2]	97,205
40,000	General Mills, Inc. 4.200%, 4/17/2028[2]	44,537
50,000	Mondelez International, Inc. 3.625%, 5/7/2023[2]	52,303
		234,151
	ENERGY — 7.8%
27,000	Buckeye Partners LP 4.150%, 7/1/2023[2]	26,969
25,000	CVR Refining LLC / Coffeyville Finance, Inc. 6.500%, 11/1/2022[2]	25,313
25,000	Diamondback Energy, Inc. 4.750%, 11/1/2024[2]	25,594
25,000	Energen Corp. 4.625%, 9/1/2021[2]	25,719
25,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	25,814
85,000	MPLX LP 3.202% (3-Month USD Libor+110 basis points), 9/9/2022[2,3]	85,268
35,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	36,575
53,000	Occidental Petroleum Corp. 4.300%, 8/15/2039[2]	54,506
38,000	PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/2023[2]	38,950
26,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2]	27,135
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%, 5/1/2023[2]	20,175
53,000	Valero Energy Corp. 4.000%, 4/1/2029[2]	56,366
		448,384
	FINANCIALS — 22.0%
60,000	Air Lease Corp. 3.875%, 7/3/2023[2]	62,613
60,000	Brookfield Finance LLC 4.000%, 4/1/2024[2,4]	63,859

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$55,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	$57,130
52,000	CBRE Services, Inc. 5.250%, 3/15/2025[2]	58,223
53,000	CyrusOne LP / CyrusOne Finance Corp. 5.375%, 3/15/2027[2]	56,511
45,000	Discover Financial Services 3.850%, 11/21/2022	46,955
52,000	Fiserv, Inc. 4.400%, 7/1/2049[2]	58,023
65,000	Goldman Sachs Group, Inc. 4.006% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	67,014
25,000	iStar, Inc. 6.500%, 7/1/2021[2]	25,425
30,000	JPMorgan Chase & Co. 5.639% (3-Month USD Libor+332 basis points), 1/1/2168[2,5,6]	30,000
35,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	35,908
35,000	Kilroy Realty LP 4.750%, 12/15/2028[2]	39,380
34,000	MetLife, Inc. 10.750%, 8/1/2039[2]	54,740
35,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	37,100
52,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	54,470
70,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[2]	70,175
59,000	Principal Financial Group, Inc. 3.700%, 5/15/2029[2]	63,543
105,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[2,6]	113,153
40,000	SBA Communications Corp. 4.875%, 7/15/2022[2]	40,534
20,000	Springleaf Finance Corp. 7.125%, 3/15/2026	22,187
25,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	25,813
55,000	Synovus Financial Corp. 3.125%, 11/1/2022[2]	55,314
65,000	VEREIT Operating Partnership LP 4.600%, 2/6/2024[2]	69,809

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$60,000	Vornado Realty LP 3.500%, 1/15/2025[2]	$61,947
		1,269,826
	HEALTH CARE — 5.2%
	Boston Scientific Corp.
25,000	3.750%, 3/1/2026[2]	26,716
25,000	4.700%, 3/1/2049[2]	30,486
79,000	Bristol-Myers Squibb Co. 3.250%, 2/27/2027	84,404
33,000	Encompass Health Corp. 5.750%, 11/1/2024[2]	33,345
	HCA, Inc.
38,000	5.375%, 9/1/2026[2]	41,751
49,000	5.125%, 6/15/2039[2]	53,444
25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[2]	26,501
		296,647
	INDUSTRIALS — 3.8%
40,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[2]	42,632
25,000	H&E Equipment Services, Inc. 5.625%, 9/1/2025[2]	25,735
50,000	Mobile Mini, Inc. 5.875%, 7/1/2024[2]	51,500
35,000	Oshkosh Corp. 5.375%, 3/1/2025[2]	36,356
36,000	Textron, Inc. 3.900%, 9/17/2029[2]	38,546
25,000	United Rentals North America, Inc. 5.875%, 9/15/2026[2]	26,658
		221,427
	MATERIALS — 2.4%
30,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[2]	30,975
27,000	Mercer International, Inc. 6.500%, 2/1/2024[2]	27,675
24,000	Olin Corp. 5.500%, 8/15/2022	25,320

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$50,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	$52,000
		135,970
	TECHNOLOGY — 2.0%
26,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	29,412
25,000	Anixter, Inc. 5.125%, 10/1/2021	26,000
61,000	Dell, Inc. 5.400%, 9/10/2040	60,390
		115,802
	UTILITIES — 5.8%
25,000	AES Corp. 5.500%, 4/15/2025[2]	25,969
30,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	32,119
65,000	Dominion Energy, Inc. 2.715%, 8/15/2021[7]	65,397
13,000	DPL, Inc. 7.250%, 10/15/2021[2]	13,943
50,000	Interstate Power & Light Co. 4.100%, 9/26/2028[2]	55,098
51,000	NextEra Energy Capital Holdings, Inc. 2.900%, 4/1/2022	51,918
80,000	Southern California Edison Co. 4.200%, 3/1/2029[2]	89,218
		333,662
	Total Corporate Bonds
	(Cost $4,137,958)	4,314,335
	SHORT-TERM INVESTMENTS — 2.4%
139,411	UMB Money Market Fiduciary, 0.25%[8]	139,411
	Total Short-Term Investments
	(Cost $139,411)	139,411
	TOTAL INVESTMENTS — 99.6%
	(Cost $5,579,487)	5,733,583
	Other Assets in Excess of Liabilities — 0.4%	25,236
	TOTAL NET ASSETS — 100.0%	$5,758,819

LP – Limited Partnership

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. dollars.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	Step rate security.
[8]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	COMMUNICATIONS — 2.3%
39,900	Twitter, Inc.*	$1,643,880
	CONSUMER DISCRETIONARY — 4.9%
7,800	Home Depot, Inc.	1,809,756
28,900	Lennar Corp. - Class A	1,614,065
78	Lennar Corp. - Class B	3,461
		3,427,282
	CONSUMER STAPLES — 9.1%
36,300	Coca-Cola Co.	1,976,172
20,600	Tyson Foods, Inc. - Class A	1,774,484
25,900	Unilever N.V.[1]	1,554,777
19,700	Walgreens Boots Alliance, Inc.	1,089,607
		6,395,040
	ENERGY — 6.9%
77,793	Cabot Oil & Gas Corp.	1,366,823
39,500	Halliburton Co.	744,575
17,000	Phillips 66	1,740,800
8,200	Pioneer Natural Resources Co.	1,031,314
		4,883,512
	FINANCIALS — 20.0%
12,400	Ameriprise Financial, Inc.	1,824,040
200,000	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	1,040,000
72,500	Bank of America Corp.	2,114,825
11,300	BOK Financial Corp.	894,395
16,200	Capital One Financial Corp.	1,473,876
9,200	Chubb Ltd.[1]	1,485,248
16,440	Commerce Bancshares, Inc.	997,086
10,300	Cullen/Frost Bankers, Inc.	912,065
24,000	East West Bancorp, Inc.	1,062,960
12,000	JPMorgan Chase & Co.	1,412,280
161,000	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	817,880
		14,034,655
	HEALTH CARE — 13.2%
2,627	Acadia Healthcare Co., Inc.*	81,647
23,000	Alcon, Inc.*,[1]	1,340,670
9,700	Amgen, Inc.	1,877,047
18,100	Danaher Corp.	2,614,183

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
17,700	Medtronic PLC[1]	$1,922,574
16,900	Novartis A.G. - ADR[1]	1,468,610
		9,304,731
	INDUSTRIALS — 11.8%
16,600	Allegion PLC[1]	1,720,590
8,500	General Dynamics Corp.	1,553,205
38,600	Johnson Controls International PLC[1]	1,694,154
22,500	Oshkosh Corp.	1,705,500
9,000	Parker-Hannifin Corp.	1,625,490
		8,298,939
	MATERIALS — 5.3%
7,200	Martin Marietta Materials, Inc.	1,973,520
14,800	PPG Industries, Inc.	1,753,948
		3,727,468
	REAL ESTATE — 3.2%
8,400	Equity LifeStyle Properties, Inc. - REIT	1,122,240
7,600	Sun Communities, Inc. - REIT	1,128,220
		2,250,460
	TECHNOLOGY — 20.1%
10,900	Adobe, Inc.*	3,011,125
9,800	ANSYS, Inc.*	2,169,328
21,400	Microchip Technology, Inc.	1,988,274
21,900	Microsoft Corp.	3,044,757
21,000	PayPal Holdings, Inc.*	2,175,390
29,000	Sony Corp. - ADR[1]	1,714,770
		14,103,644
	Total Common Stocks
	(Cost $61,832,453)	68,069,611

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.0%
$2,828,121	UMB Money Market Fiduciary, 0.25%[2]	$2,828,121
	Total Short-Term Investments
	(Cost $2,828,121)	2,828,121
	TOTAL INVESTMENTS — 100.8%
	(Cost $64,660,574)	70,897,732
	Liabilities in Excess of Other Assets — (0.8)%	(578,115)
	TOTAL NET ASSETS — 100.0%	$70,319,617

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.1%
	COMMUNICATIONS — 2.1%
12,607	ATN International, Inc.	$735,871
7,605	John Wiley & Sons, Inc. - Class A	334,164
13,690	World Wrestling Entertainment, Inc. - Class A	974,043
		2,044,078
	CONSUMER DISCRETIONARY — 7.9%
81,612	1-800-Flowers.com, Inc. - Class A*	1,207,449
17,251	Carter's, Inc.	1,573,464
48,514	Designer Brands, Inc.	830,560
51,445	HMS Holdings Corp.*	1,773,052
9,133	Huron Consulting Group, Inc.*	560,218
20,792	Monro, Inc.	1,642,776
		7,587,519
	CONSUMER STAPLES — 3.4%
25,034	Chefs' Warehouse, Inc.*	1,009,371
24,163	Herbalife Nutrition Ltd.*,1	914,811
17,578	Nu Skin Enterprises, Inc. - Class A	747,592
9,591	TreeHouse Foods, Inc.*	531,821
		3,203,595
	ENERGY — 2.5%
144,545	Ardmore Shipping Corp.*,1	967,006
88,911	Keane Group, Inc.*	538,801
20,872	Oceaneering International, Inc.*	282,815
130,565	Ring Energy, Inc.*	214,127
65,825	RPC, Inc.	369,278
		2,372,027
	FINANCIALS — 12.6%
22,160	American Equity Investment Life Holding Co.	536,272
237	Assetmark Financial Holdings, Inc.*	6,174
10,713	Banner Corp.	601,749
23,890	Berkshire Hills Bancorp, Inc.	699,738
49,299	Byline Bancorp, Inc.*	881,466
8,409	Columbia Banking System, Inc.	310,292
48,554	Customers Bancorp, Inc.*	1,007,010
26,485	First Financial Bancorp	648,220
31,615	iStar, Inc. - REIT	412,576
47,498	National Bank Holdings Corp. - Class A	1,623,957
58,593	Opus Bank	1,275,570
23,840	PacWest Bancorp	866,345

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
20,510	TCF Financial Corp.	$780,816
12,584	Texas Capital Bancshares, Inc.*	687,715
46,271	Umpqua Holdings Corp.	761,621
37,902	Veritex Holdings, Inc.	919,692
		12,019,213
	HEALTH CARE — 10.9%
37,389	Acadia Healthcare Co., Inc.*	1,162,050
9,526	Charles River Laboratories International, Inc.*	1,260,957
3,391	Chemed Corp.	1,415,980
93,226	Cross Country Healthcare, Inc.*	960,228
29,332	MEDNAX, Inc.*	663,490
36,199	Merit Medical Systems, Inc.*	1,102,621
31,967	Prestige Consumer Healthcare, Inc.*	1,108,935
18,365	Providence Service Corp.*	1,091,983
19,152	Quidel Corp.*	1,174,975
18,520	Supernus Pharmaceuticals, Inc.*	508,930
		10,450,149
	INDUSTRIALS — 22.0%
34,442	AerCap Holdings NV*,1	1,885,700
18,619	Albany International Corp. - Class A	1,678,689
39,075	Altra Industrial Motion Corp.	1,082,182
22,814	ASGN, Inc.*	1,434,088
7,806	AZZ, Inc.	340,029
14,530	Barnes Group, Inc.	748,876
48,866	CAI International, Inc.*	1,063,813
19,308	Capital Product Partners LP1	206,596
24,421	Casella Waste Systems, Inc. - Class A*	1,048,638
32,585	Columbus McKinnon Corp.	1,187,072
35,257	Commercial Vehicle Group, Inc.*	254,203
13,398	Diamond S Shipping, Inc.*,1	147,646
19,943	Dycom Industries, Inc.*	1,018,090
12,908	Genesee & Wyoming, Inc. - Class A*	1,426,463
34,001	Harsco Corp.*	644,659
151,232	InnerWorkings, Inc.*	669,958
24,383	Matthews International Corp. - Class A	862,914
20,396	Mercury Systems, Inc.*	1,655,543
61,088	Team, Inc.*	1,102,638
29,704	Titan Machinery, Inc.*	425,955
107,246	U.S. Xpress Enterprises, Inc. - Class A*	516,926
48,504	Wabash National Corp.	703,793

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
12,745	Wabtec Corp.	$915,856
		21,020,327
	MATERIALS — 2.5%
55,746	Alamos Gold, Inc. - Class A1	323,327
33,315	Kraton Corp.*	1,075,741
33,506	Silgan Holdings, Inc.	1,006,353
		2,405,421
	REAL ESTATE — 7.0%
32,963	Community Healthcare Trust, Inc. - REIT	1,468,502
31,333	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	913,357
24,634	Omega Healthcare Investors, Inc. - REIT	1,029,455
39,843	QTS Realty Trust, Inc. - Class A - REIT	2,048,328
41,604	STAG Industrial, Inc. - REIT	1,226,486
		6,686,128
	TECHNOLOGY — 20.7%
42,308	ACI Worldwide, Inc.*	1,325,298
22,019	Advanced Energy Industries, Inc.*	1,264,111
9,697	Aspen Technology, Inc.*	1,193,507
18,036	Belden, Inc.	962,040
29,845	Benchmark Electronics, Inc.	867,296
34,935	Bottomline Technologies DE, Inc.*	1,374,692
61,470	CalAmp Corp.*	708,134
8,325	Euronet Worldwide, Inc.*	1,217,947
1,982	Gartner, Inc.*	283,406
39,431	Infinera Corp.*	214,899
11,870	Insight Enterprises, Inc.*	661,040
23,773	Itron, Inc.*	1,758,251
64,981	Knowles Corp.*	1,321,714
25,262	Liquidity Services, Inc.*	186,939
31,208	MACOM Technology Solutions Holdings, Inc.*	670,816
14,781	MTS Systems Corp.	816,650
16,647	Novanta, Inc.*,[1]	1,360,393
8,168	Rogers Corp.*	1,116,647
49,063	Sonos, Inc.*	657,935
43,937	SP Plus Corp.*	1,625,669
30,710	TiVo Corp.	233,857
		19,821,241

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 3.5%
21,354	ALLETE, Inc.	$1,866,553
23,578	Unitil Corp.	1,495,789
		3,362,342
	Total Common Stocks
	(Cost $93,323,931)	90,972,040
	EXCHANGE-TRADED FUNDS — 1.9%
6,307	iShares Russell 2000 ETF	954,501
7,202	iShares Russell 2000 Value ETF	859,991
	Total Exchange-Traded Funds
	(Cost $1,846,182)	1,814,492

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
$2,939,016	UMB Money Market Fiduciary, 0.25%[2]	2,939,016
	Total Short-Term Investments
	(Cost $2,939,016)	2,939,016
	TOTAL INVESTMENTS — 100.1%
	(Cost $98,109,129)	95,725,548
	Liabilities in Excess of Other Assets — (0.1)%	(89,957)
	TOTAL NET ASSETS — 100.0%	$95,635,591

LP – Limited Partnership

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.6%
	CONSUMER DISCRETIONARY — 12.0%
553	Amazon.com, Inc.*	$959,958
9,756	Comcast Corp. - Class A	439,801
2,461	Home Depot, Inc.	571,001
2,027	Marriott International, Inc. - Class A	252,098
904	O'Reilly Automotive, Inc.*	360,253
2,959	Walt Disney Co.	385,617
		2,968,728
	CONSUMER STAPLES — 6.4%
1,448	Costco Wholesale Corp.	417,183
2,445	Dollar General Corp.	388,608
1,736	Estee Lauder Cos., Inc. - Class A	345,377
3,144	PepsiCo, Inc.	431,043
		1,582,211
	ENERGY — 3.8%
2,736	Chevron Corp.	324,490
3,436	EOG Resources, Inc.	255,020
3,588	Phillips 66	367,411
		946,921
	FINANCIALS — 14.9%
2,701	Alexandria Real Estate Equities, Inc. - REIT	416,062
2,786	Ameriprise Financial, Inc.	409,821
8,248	Bank of America Corp.	240,594
2,889	Chubb Ltd.[1]	466,400
2,934	Fidelity National Information Services, Inc.	389,518
6,886	Intercontinental Exchange, Inc.	635,371
7,270	JPMorgan Chase & Co.	855,606
5,945	Zions Bancorp N.A.	264,672
		3,678,044
	HEALTH CARE — 15.4%
7,415	Abbott Laboratories	620,413
2,475	Alexion Pharmaceuticals, Inc.*	242,402
1,800	Becton, Dickinson and Co.	455,328
2,625	Bio-Techne Corp.	513,634
2,251	Celgene Corp.*	223,524
2,938	Cigna Corp.	445,959
3,227	Guardant Health, Inc.*	205,979
1,388	Teleflex, Inc.	471,573

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,174	Thermo Fisher Scientific, Inc.	$633,221
		3,812,033
	INDUSTRIALS — 9.4%
3,946	AMETEK, Inc.	362,322
1,070	Boeing Co.	407,103
2,122	Honeywell International, Inc.	359,042
1,126	Ingersoll-Rand PLC	138,734
2,512	Norfolk Southern Corp.	451,306
1,347	Roper Technologies, Inc.	480,340
982	Stanley Black & Decker, Inc.	141,811
		2,340,658
	INFORMATION TECHNOLOGY — 21.0%
838	Alphabet, Inc. - Class A*	1,023,315
3,636	Apple, Inc.	814,355
1,460	Broadcom, Inc.	403,062
9,872	Microsoft Corp.	1,372,504
1,748	NVIDIA Corp.	304,275
2,453	salesforce.com, Inc.*	364,123
5,288	Visa, Inc. - Class A	909,589
		5,191,223
	MATERIALS — 2.7%
2,226	Avery Dennison Corp.	252,807
5,551	Ball Corp.	404,168
		656,975
	REAL ESTATE — 1.6%
4,712	Prologis, Inc.	401,557
	TECHNOLOGY — 3.9%
840	Adobe, Inc.*	232,050
8,560	Cisco Systems, Inc.	422,950
3,438	Microchip Technology, Inc.	319,424
		974,424
	UTILITIES — 3.5%
3,151	American Water Works Co., Inc.	391,449

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,067	NextEra Energy, Inc.	$481,590
		873,039
	Total Common Stocks
	(Cost $20,739,001)	23,425,813

Principal Amount
	SHORT-TERM INVESTMENTS — 4.7%
$1,157,902	UMB Money Market Fiduciary, 0.25%[2]	1,157,902
	Total Short-Term Investments
	(Cost $1,157,902)	1,157,902
	TOTAL INVESTMENTS — 99.3%
	(Cost $21,896,903)	24,583,715
	Other Assets in Excess of Liabilities — 0.7%	177,642
	TOTAL NET ASSETS — 100.0%	$24,761,357

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2019, the Saul Global Opportunities Fund had 1 outstanding forward currency contracts sold short.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund
Cost of investments	$57,880,500	$70,112,016	$5,579,487	$64,669,627

Gross unrealized appreciation	$13,099,023	$7,582,592	$181,297	$7,883,308
Gross unrealized depreciation	(4,972,524)	(4,130,881)	(27,201)	(1,655,203)

Net unrealized appreciation/(depreciation) on investments	$8,126,499	$3,451,711	$154,096	$6,228,105

	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$98,354,255	$21,928,209

Gross unrealized appreciation	$6,381,803	$3,175,653
Gross unrealized depreciation	(9,010,510)	(520,147)

Net unrealized appreciation/(depreciation) on investments	$(2,628,707)	$2,655,506

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$64,638,597	$-	$-	$64,638,597
Short-Term Investments	1,368,402	-	-	1,368,402
Total Investments	$66,006,999	$-	$-	$66,006,999
Other Financial Instruments[3]
Forward Contracts	$-	$77,144	$-	$77,144
Total Assets	$66,006,999	$77,144	$-	$66,084,143

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$70,022,644	$-	$-	$70,022,644
Short-Term Investments	3,541,083	-	-	3,541,083
Total Investments	$73,563,727	$-	$-	$73,563,727

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$1,279,837	$-	$1,279,837
Corporate Bonds[2]	-	4,314,335	-	4,314,335
Short-Term Investments	139,411	-	-	139,411
Total Investments	$139,411	$5,594,172	$-	$5,733,583

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$68,069,611	$-	$-	$68,069,611
Short-Term Investments	2,828,121	-	-	2,828,121
Total Investments	$70,897,732	$-	$-	$70,897,732

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$90,972,040	$-	$-	$90,972,040
Exchange-Traded Funds	1,814,492	-	-	1,814,492
Short-Term Investments	2,939,016	-	-	2,939,016
Total Investments	$95,725,548	$-	$-	$95,725,548

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$23,425,813	$-	$-	$23,425,813
Short-Term Investments	1,157,902	-	-	1,157,902
Total Investments	$24,583,715	$-	$-	$24,583,715

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/19